NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives

Description	Estimated Useful Life
Computer equipment	Three years
ATM equipment	Three years
Office equipment	Three to six years

Description	Estimated Useful Life
Computer equipment	Three years
ATM equipment	Three years
Office equipment	Three to Six years

Schedule of reconciliation of basic and diluted earnings per common share

	March 31, 2025	March 31, 2024
Basic net earnings per share:
Numerator
Net income (in thousands)	$2,624	$6,046
Denominator
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	4,094,459,545
Less: Non-recourse loan shares	–	119,139,461
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	3,975,320,084
Net earnings per share attributable to common stockholders, basic	$0.00064	$0.00152

Diluted net earnings per share:
Numerator
Net income, basic (in thousands)	$2,624	$6,046
Add: Interest expense on convertible debt (in thousands)	60	60
Net income, diluted (in thousands)	$2,684	$6,106
Denominator
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,952,285	3,975,320,084
Non-recourse loan issuance	–	116,665,362
Weighted-average effect of potentially dilutive securities: convertible debt	250,000,000	250,000,000
Unexercised warrants	119,433,330	122,921,536
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, diluted	4,464,385,615	4,464,906,982
Net earnings per share attributable to common stockholders, diluted	$0.00060	$0.00137

	December 31, 2024	December 31, 2023
Basic net earnings per share:
Numerator
Net income	$10,284	$11,196
Denominator
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,816,668	4,094,459,545
Less: Non-recourse loan shares	–	(119,139,461)
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,816,668	3,975,320,084
Net earnings per share attributable to common stockholders, basic	$0.00251	$0.00282

Diluted net earnings per share:
Numerator
Net income, basic	$10,284	$11,196
Add: Interest expense on convertible debt	240	240
Net income, diluted	$10,524	$11,436
Denominator
Adjusted weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, basic	4,094,816,668	3,975,320,084
Non-recourse loan issuance	–	115,914,498
Weighted-average effect of potentially dilutive securities: convertible debt	250,000,000	250,000,000
Unexercised warrants	121,626,669	122,439,466
Weighted-average shares of common stock used to compute net earnings per share attributable to common stockholders, diluted	4,466,443,337	4,463,674,048
Net earnings per share attributable to common stockholders, diluted	$0.00236	$0.00256